Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount
Financial assets:
Cash and cash equivalents	$ 48,278	$ 285,221	$ 14,562
Financial liabilities:
Senior unsecured credit facility	450,000	300,000
Senior notes	2,050,000	2,050,000
Fair Value
Financial assets:
Cash and cash equivalents	48,278	285,221	14,562
Financial liabilities:
Senior unsecured credit facility	441,000	294,750
Senior notes	$ 2,114,250	$ 2,058,750